Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Christopher Weil & Company Core Investment Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Christopher Weil & Company Core Investment Fund
Account Value	$ 27,496	$ 27,496	$ 27,496	$ 22,476	$ 22,731	$ 23,663	$ 17,673	$ 14,268	$ 12,687	$ 11,815	$ 9,845	$ 9,907	$ 10,000
Christopher Weil & Company Core Investment Fund | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	22.33%	14.02%	10.64%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 35,002	$ 35,002	$ 35,002	$ 26,142	$ 22,964	$ 25,294	$ 19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275	$ 10,000
Average Annual Return, Percent	33.89%	15.77%	13.35%